MULTI-MANAGER FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED NOVEMBER 7, 2012 TO

PROSPECTUS DATED JULY 31, 2012

1.	The following replaces the portfolio manager information for Loomis, Sayles & Company, L.P. in the Multi-Manager High Yield Opportunity Fund “Portfolio Managers” table beginning on page 29 of the Prospectus:

	Title	Portfolio Manager of Fund since:
Loomis, Sayles & Company, L.P.
Matthew J. Eagan, CFA	Vice President and Portfolio Manager	October 2012
Elaine M. Stokes	Vice President and Portfolio Manager	October 2012

2.	The following replaces the information for Loomis, Sayles & Company, L.P. under “FUND MANAGEMENT — Multi-Manager High Yield Opportunity Fund” beginning on page 41 of the Prospectus:

LOOMIS, SAYLES & COMPANY, L.P. (“LOOMIS SAYLES”). Loomis Sayles has managed a portion of the Fund since September 2009. Loomis Sayles is a Delaware partnership located at One Financial Center, Boston, Massachusetts 02111 and was founded in 1926. As of June 30, 2012, Loomis Sayles had assets under management of approximately $171.4 billion. Matthew J. Eagan, CFA, and Elaine M. Stokes are the co-portfolio managers primarily responsible for the day-to-day management of the portion of the Fund sub-advised by Loomis Sayles. Mr. Eagan, CFA, is a Vice President and Portfolio Manager of Loomis Sayles and joined Loomis Sayles in 1997. Ms. Stokes is a Vice President and Portfolio Manager of Loomis Sayles and joined Loomis Sayles in 1988. They manage or co-manage a number of Loomis Sayles fixed income funds. Loomis Sayles combines fundamental research, systematic risk assessment and experienced portfolio management in actively managing its fixed income and equity client accounts.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	MMF SPT (11/12)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

Supplement dated November 7, 2012 to Statement of Additional Information dated July 31, 2012

1.	The following replaces the information for Loomis, Sayles & Company, L.P. under the Multi-Manager High Yield Opportunity Fund in the table under the section entitled “PORTFOLIO MANAGERS” beginning on page 65 of the SAI:

Funds	Portfolio Manager(s)

Multi-Manager High Yield Opportunity Fund	Loomis Sayles
Matthew J. Eagan, CFA
Elaine M. Stokes

2.	The following replaces the information for Loomis, Sayles & Company, L.P. under the section entitled “PORTFOLIO MANAGERS–Accounts Managed by the Portfolio Managers” beginning on page 68 of the SAI:

Multi-Manager High Yield Opportunity Fund

Loomis Sayles

The table below discloses the accounts within each type of category listed below for which Matthew J. Eagan, CFA was jointly and primarily responsible for day-to-day portfolio management as of September 30, 2012.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds:	1	$338	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	15	$53,214	0	$0
Other Pooled Investment Vehicles:	15	$6,331	0	$0
Other Accounts:	51	$5,328	1	$866

The table below discloses the accounts within each type of category listed below for which Elaine M. Stokes was jointly and primarily responsible for day-to-day portfolio management as of September 30, 2012.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds:	1	$338	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	11	$52,360	0	$0
Other Pooled Investment Vehicles:	10	$6,095	0	$0
Other Accounts:	47	$2,304	0	$0

3.	The following information, as of September 30, 2012, replaces the information for Loomis, Sayles & Company, L.P. under the section entitled “PORTFOLIO MANAGERS-Disclosure of Securities Ownership” beginning on page 139 of the SAI:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest

Loomis Sayles
Matthew J. Eagan, CFA	Multi-Manager High Yield Opportunity Fund	$0
Elaine M. Stokes	Multi-Manager High Yield Opportunity Fund	$0